Benefit Plans, Incentive and Bonus Plans (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Incentive and Bonus Plans [Abstract]
Number of awards (in shares)	284
Weighted average strike price (in dollars per share)	$ 53.61
401(k) Plan [Member]
Incentive and Bonus Plans [Abstract]
Employer matching contribution, first match	100.00%
Aggregate salary contribution matched by employer, first match	3.00%
Employer matching contribution, next matched	50.00%
Aggregate salary contribution matched by employer, next match	3.00%
Profit sharing contribution		$ 0	$ 0	$ 0
Expense related to 401(k) plan	$ 1,400	1,400	1,300
Executive Incentive Plan [Member]
Incentive and Bonus Plans [Abstract]
Expense for officers and executive incentive plan	$ 625	$ 2,300	$ 1,300